As filed with the Securities and Exchange Commission on May 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  (811-06260)

Quaker Investment Trust
(Exact name of registrant as specified in charter)

309 Technology Drive
Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.
Quaker Investment Trust
309 Technology Drive
Malvern, PA 19355
(Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

QUAKER AKROS ABSOLUTE RETURN FUND

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 19.6%
Biotechnology: 2.5%
4,000	InterMune, Inc. *	$36,200
4,000	Omeros Corp. *	16,480
14,000	Rosetta Genomics Ltd. *	60,760
		113,440
Coal: 0.6%
1,400	Peabody Energy Corp.	29,610
Commercial Services: 1.6%
11,000	Professional Diversity Network, Inc. *	74,140
Computers: 1.1%
100	Apple, Inc.	44,264
1	Force 10 Networks, Inc. * (c) (d)	8,112
		52,376
Electric: 1.5%
2,000	Exelon Corp.	68,960
Food: 0.9%
2,000	Nash Finch Co.	39,160
Holding Companies-Diversified: 2.5%
8,950	Prime Acquisition Corp. * (d)	89,679
7,000	Universal Business Payment Solutions Acquisition Corp. *	25,900
		115,579
Internet: 0.3%
24,500	IZEA, Inc. *	11,270
		11,270
Leisure Time: 0.0%(b)
13,911	TableMAX Corp. * (c) (d)	8
Mining: 2.3%
2,000	Barrick Gold Corp.	58,800
1,000	Newmont Mining Corp.	41,890
4,000	Polymet Mining Corp. *	4,760
		105,450
Oil & Gas: 0.8%
2,000	Encana Corp.	38,920
Pharmaceuticals: 2.3%
40,000	Anthera Pharmaceuticals, Inc. *	26,000
4,000	Lpath, Inc. *	20,080
1,000	Medivation, Inc. *	46,770
2,000	Northwest Biotherapeutics, Inc. *	7,260
2,000	Ventrus Biosciences, Inc. *	5,980
		106,090
Savings&Loans: 0.1%
502	First Bancorp of Indiana, Inc. (d)	5,929
Semiconductors: 1.9%
8,100	Marvell Technology Group Ltd.	85,698
Software: 1.2%
2,000	Microsoft Corp.	57,220

TOTAL COMMON STOCKS
(Cost $1,212,044)		903,850
PREFERRED STOCK: 2.4%
Diversified Financial Services: 2.4%
15,000	FibroGen, Inc. * (c) (d)	112,500
TOTAL PREFERRED STOCK
(Cost $67,350)		112,500
PRIVATE PLACEMENTS: 0.4%
Technology: 0.4%
64	Alien Technology * (c) (d)	253
4,688	Alient Technology Series A * (c) (d)	18,517
		18,770
TOTAL PRIVATE PLACEMENTS
(Cost $123,609)		18,770
EXCHANGE TRADED FUND: 1.3%
2,000	ProShares Short 20+ Year Treasury *	59,760
TOTAL EXCHANGE TRADED FUND
(Cost $73,167)		59,760
WARRANTS: 1.6%
5	Alien Technology, Expiration: December 2049 * (c) (d)	–
27,465	Synergy Pharmaceuticals, Inc., Expiration: December 2016 * (c) (d)	75,529
TOTAL WARRANTS
(Cost $62,867)		75,529

Number of Contracts	(100 shares per Contract)	Value
PURCHASED OPTIONS: 0.0%(b)
Put Options: 0.0%(b)
2	Blackrock, Inc., Expiration April 2013, Exercise Price: $200.00	30
5	Netflix, Inc., Expiration: June 2013, Exercise Price: $80.00	20
4	salesforce.com, Inc., Expiration: May 2013, Strike Price: $150.00	504
		554
TOTAL PURCHASED OPTIONS
(Cost $5,594)		554

Par		Value
CORPORATE BOND: 0.2%
$100,000	ATP Oil & Gas Corp., 05/01/2015, 11.88%	7,000
TOTAL CORPORATE BOND
(Cost $102,431)		7,000
U.S. TREASURY OBLIGATION: 16.2%
748,000	United States Treasury Bill, 02/06/2014(e)	747,209
TOTAL U.S. TREASURY OBLIGATION
(Cost $747,224)		747,209

Shares		Value
SHORT-TERM INVESTMENT: 16.8%
Money Market Fund: 16.8%
776,995	Fidelity Institutional Money Market Portfolio, 0.10% (a)	776,995
TOTAL SHORT-TERM INVESTMENT
(Cost $776,995)		776,995
TOTAL INVESTMENTS IN SECURITIES: 58.5%

(Cost $3,171,281)			2,702,167
Other Assets in Excess of Liabilities: 41.5%			1,913,195
TOTAL NET ASSETS: 100.0%			$4,615,362

	*	Non-income producing security.
	(a)	7-day yield as of March 31, 2013.
	(b)	Less than 0.1%
	(c)	Indicates illiquid security. Total market value for illiquid securities is $214,919, representing 4.7% of net assets.
	(d)	Indicates fair valued security. Total market value for fair value securities is $310,527, representing 6.7% of net assets.
	(e)	Treasury bill sold at a discount.

SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2013 (Unaudited)

Shares			Value
COMMON STOCKS: 21.1%
Banks: 3.8%
5,000		Morgan Stanley	$109,900
4,000		Taylor Capital Group Inc.	63,960
			173,860
Chemicals: 3.6%
1,000		The Sherwin-Williams Co.	168,890
Cosmetics & Personal Care: 2.2%
1,600		The Estee Lauder Co., Inc.	102,448
Diversified Financial Services: 3.0%
2,000		Evercore Partners Inc.	83,200
200		BlackRock Inc.	51,376
			134,576
Food: 0.4%
4,000		SUPERVALU Inc.	20,160
Home Builders: 1.0%
1,000		Meritage Homes Corp.	46,860
Housewares: 1.4%
1,400		Toro Co.	64,456
Insurance: 2.2%
2,150		Cincinnati Financial Corp.	101,459
Internet: 0.8%
200		LinkedIn Corp.	35,212
Oil & Gas: 0.7%
500		Cabot Oil & Gas Corp.	33,805
Transportation: 2.0%
700		Canadian Pacific Railway Ltd.	91,329
TOTAL COMMON STOCKS
(Proceeds $689,580)			973,055

INVESTMENT COMPANIES: 11.5%
Exchange Traded Funds: 11.5%
3,000		SPDR S&P Retail	211,020
2,000		iShares Dow Jones US Healthcare Providers	153,338
4,000		SPDR S&P Homebuilders	119,960
2,000		PowerShares Water Resources	45,960

TOTAL INVESTMENT COMPANIES
(Proceeds $388,540)			530,278

	Number of Contracts Written (100 shares per contract)		Value
OPTIONS WRITTEN: 0.1%
Call Options: 0.1%
10		Apple, Inc., Expiration: April 2013, Exercise Price: $475.00	227
20		Exelon Corp., Expiration: April 2013, Exercise Price: $33.00	3,200
40		Marvell Technology Group Ltd., Expiration: April 2013, Exercise Price: $11.00	680
10		Medivation, Inc., Expiration: June 2013, Exercise Price: $55.00	1,910
10		Newmont Mining Corp., Expiration: April 2013, Exercise Price: $43.00	490
5		Peabody Energy Corp., Expiration: April 2013, Exercise Price: $25.00	30
Total Call Options			6,537

Put Options: 0.0%(b)
10		Agnico-Eagle Mines Ltd., Expiration: April 2013, Exercise Price: $37.50	300
Total Put Options			300

TOTAL OPTIONS WRITTEN
(Premiums Received $6,168)			6,837

Number of Contracts Sold			Unrealized Appreciation/ (Depreciation)
FUTURES
1		Russell 2000 Mini June Futures, June 2013	(1,129)

TOTAL FUTURES CONTRACTS SOLD			(1,129)

	(b)	Less than 0.1%

QUAKER EVENT ARBITRAGE FUND

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 59.8%
Aerospace & Defense: 1.4%
331,505	API Technologies Corp. *	$822,132
Agriculture: 0.8%
41,000	GrainCorp Ltd.	498,584
Banks: 0.8%
28,432	FirstMerit Corp.	469,981
Biotechnology: 0.8%
214,729	Cadus Corp. *	302,768
68,000	Maxygen, Inc.	163,880
		466,648
Commercial Services: 3.1%
25,400	The Brink's Co.	717,804
57,000	The Western Union Co.	857,280
21,000	SAIC, Inc.	284,550
		1,859,634
Computers: 1.1%
11,800	CACI International, Inc. *	682,866
65,000	Computer Horizons Corp. (c) (d)	–
		682,866
Cosmetics & Personal Care: 1.8%
149,792	CCA Industries, Inc.	599,168
95,600	Physicians Formula Holdings, Inc. (c) (d)	468,440
		1,067,608
Diversified Financial Services: 0.9%
7,000	Guoco Group Ltd.	85,487
30,000	NetSpend Holdings, Inc. *	476,700
		562,187
Electric: 1.2%
12,000	National Fuel Gas Co.	736,200
Entertainment: 0.4%
75,500	EDCI Holdings, Inc.	243,487
Environmental Control: 1.5%
47,000	Calgon Carbon Corp. *	850,700
43,000	Strategic Enviromental & Energy Resources, Inc. * (c) (d)	20,176
		870,876
Food: 2.1%
20,000	Dean Foods Co. *	362,600
12,800	H.J. Heinz Co.	925,056
		1,287,656
Forest Products & Paper: 0.9%
1,102	Catalyst Paper Corp. * (d)	14,053
51,000	Wausau Paper Corp.	549,780
		563,833
Healthcare-Services: 2.6%
18,018	Coventry Health Care, Inc.	847,386
10,221	Diagnostic Services Holdings, Inc. * (d)	701,030
		1,548,416
Holding Companies-Diversified: 0.0%(b)
1,014	KHD Humboldt Wedag International AG	5,979
400	Stoneleigh Partners Acquisition Corp. * (c) (d)	–
		5,979
Home Builders: 1.1%
20,000	Lennar Corp.	645,200
Internet: 1.6%
50,000	30DC, Inc. * (c)	3,125
1,700	Equinix, Inc. *	367,727
266,125	Unwired Planet, Inc. *	590,797
		961,649
Lodging: 1.2%
27,107	Ameristar Casinos, Inc.	711,017
8,949	Trump Entertainment Resorts, Inc. * (c) (d)	–
135	Trump Entertainment Resorts, Inc. * (c) (d)	409
711,426

Machinery-Diversified: 1.7%
7,000	Gardner Denver, Inc.	525,770
8,000	Sauer-Danfoss, Inc.	467,440
		993,210
Media: 2.1%
50,400	Digital Generation, Inc. *	324,072
8,140	Liberty Global, Inc. *	558,648
7,875	Promotora de Informaciones S.A. - ADR*	8,663
45,000	Promotora de Informaciones S.A. - ADR*	55,350
5,000	Tribune Co. *	284,250
		1,230,983
Mining: 0.0%(b)
109,444	Sacre-Coeur Minerals Ltd. *	19,393
Oil & Gas: 2.5%
32,000	McMoRan Exploration Co. *	523,200
14,700	Murphy Oil Corp.	936,831
		1,460,031
Pharmaceuticals: 1.9%
40,000	Elan Corp. PLC - ADR*	472,000
167,850	INYX, Inc. * (c)	101
33,900	Obagi Medical Products, Inc. *	669,525
		1,141,626
Real Estate: 0.4%
12,000	Brookfield Property Partners LP *	256,200
Retail: 7.2%
100,000	The Brick Ltd. *	530,590
164,500	The Wet Seal, Inc. *	496,790
16,700	Copart, Inc. *	572,476
9,800	DSW, Inc.	625,240
35,000	Hot Topic, Inc.	485,800
30,000	Office Depot, Inc. *	117,900
81,000	Regis Corp.	1,473,390
		4,302,186
Semiconductors: 3.7%
81,522	DSP Group, Inc. *	657,883
100,000	Emulex Corp. *	653,000
111,000	Integrated Device Technology, Inc. *	829,170
5,000	Tessera Technologies, Inc.	93,750
		2,233,803
Software: 8.0%
45,000	Allscripts Healthcare Solutions, Inc. *	611,550
27,200	BMC Software, Inc. *	1,260,176
5,000	Contra Softbrands, Inc. * (c) (d)	–
235,000	Network-1 Security Solutions, Inc. *	345,450
160,000	Novell, Inc. * (c) (d)	976,000
12,500	Progress Software Corp. *	284,750
67,405	SeaChange International, Inc. *	801,445
6,000	VMware, Inc. *	473,280
		4,752,651
Telecommunications: 8.6%
74,500	Anaren, Inc. *	1,444,555
157,000	Cincinnati Bell, Inc. *	511,820
22,000	Comverse, Inc. *	616,880
243,990	Extreme Networks, Inc. *	822,246
11,974	Virgin Media, Inc.	586,367
40,000	Vodafone Group PLC - ADR	1,136,400
		5,118,268
Transportation: 0.4%
15,000	UTi Worldwide, Inc.	217,200
TOTAL COMMON STOCKS
(Cost $35,709,668)		35,729,913

PREFERRED STOCKS: 2.3%
Healthcare-Services: 1.0%
613	Diagnostic Services Holdings, Inc. * (c) (d)	613,000
Banks: 0.8%
37,853	Barclays PLC * (d)	473,541

Sovereign: 0.5%
50,000	Federal Home Loan Mortgage Corp. *	285,500
TOTAL PREFERRED STOCKS
(Cost $1,228,010)		1,372,041

CONVERTIBLE PREFERRED STOCK: 0.0%(b)
Oil & Gas: 0.0%(b)
3	GeoMet, Inc. *	20
TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $30)		20

REAL ESTATE INVESTMENT TRUST: 1.8%
47,000	CommonWealth REIT	1,054,680
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,069,285)		1,054,680

Par Value		Value
ASSET BACKED SECURITIES: 9.3%
$15,931	AFC Home Equity Loan Trust, 06/25/2030, 0.594% (e)	10,073
826,311	Citigroup Mortgage Loan Trust, Inc., 02/25/2035, 0.909% (e)	755,131
95,402	Countrywide Asset-Backed Certificates, 03/25/2034, 5.657% (e)	103,827
1,800,000	Countrywide Asset-Backed Certificates, 12/25/2035, 0.454% (e)	67,178
145,662	Countrywide Asset-Backed Certificates, 04/25/2036, 5.555% (e)	125,092
3,000,000	Countrywide Asset-Backed Certificates, 10/25/2036, 0.494% (c) (d) (e)	240,000
497,028	Countrywide Asset-Backed Certificates, 11/25/2036, 5.810% (e)	380,178
2,173,666	Countrywide Asset-Backed Certificates, 09/25/2037, 0.524% (e)	10,888
45,402	Countrywide Home Equity Loan Trust, 04/15/2035, 0.443% (e)	30,634
387,726	Countrywide Home Equity Loan Trust, 07/15/2036, 0.343% (e)	259,510
163,962	Countrywide Home Equity Loan Trust, 10/15/2036, 0.353% (e)	105,762
664,557	Countrywide Home Equity Loan Trust, 06/15/2037, 0.353% (e)	430,752
911,049	Home Equity Loan Trust, 05/25/2037, 0.344% (e)	607,020
1,041,521	Long Beach Mortgage Loan Trust, 05/25/2032, 1.329% (e)	942,057
220,877	Provident Home Equity Loan Trust, 01/25/2031, 0.984% (e)	131,101
137,381	Provident Home Equity Loan Trust, 08/25/2031, 0.744% (e)	90,726
475,168	Provident Home Equity Loan Trust, 08/25/2031, 0.744% (e)	262,531
639,296	Structured Asset Investment Loan Trust, 08/25/2033, 1.254% (e)	586,107
513,414	Structured Asset Securities Corp., 05/25/2035, 0.864% (e)	412,882
		5,551,449
TOTAL ASSET BACKED SECURITIES
(Cost $5,873,749)		5,551,449

MORTGAGE BACKED SECURITIES: 0.8%

102,777	Countrywide Alternative Loan Trust, 05/25/2035, 0.374% (e)	78,246
630,831	GSR Mortgage Loan Trust, 06/25/2035, 5.758% (e)	380,906
		459,152
TOTAL MORTGAGE BACKED SECURITIES
(Cost $469,854)		459,152

CORPORATE BONDS: 2.8%
Building Materials - 0.0%
20,000	Mirant Corp., 06/15/2021, 2.500% (c) (d)	–
Diversified Financial Services - 2.8%
500,000	Credit Suisse Securities USA LLC, 07/07/2014, 10.100%	503,700
500,000	Credit Suisse Securities USA LLC, 07/31/2014, 10.000%	497,100
500,000	Credit Suisse Securities USA LLC, 09/05/2014, 10.500%	500,700
110,000	Lehman Brothers Holdings, Inc., 07/08/2014, 4.550%	29,150
130,000	Lehman Brothers Holdings, Inc., 02/17/2015, 5.320%	32,825
100,000	Lehman Brothers Holdings, Inc., 01/28/2020, 7.000%	25,250
100,000	Lehman Brothers Holdings, Inc., 02/27/2020, 5.500%	25,250
100,000	Lehman Brothers Holdings, Inc., 09/23/2020, 8.250%	22,780
200,000	Lehman Brothers Holdings, Inc., 02/14/2023, 8.750%	50,500
		1,687,255
Forest Products & Paper - 0.0%
300,000	NewPage Corp., 05/01/2012, 10.000% (c) (d)	–
Venture Capital - 0.0%
25,000	Infinity Capital Group, 12/31/2049, 7.000% (c) (d)	–
TOTAL CORPORATE BONDS
(Cost $1,886,183)		1,687,255

CONVERTIBLE BONDS: 2.1%
1,000,000		Frontline Ltd., 04/14/2015, 4.500%	440,000
1,000,000		Globalstar, Inc., 04/01/2028, 5.750%	680,625
100,000		U.S. Concrete, Inc. , 08/31/2015, 9.500% (f)	132,437
			1,253,062
TOTAL CONVERTIBLE BONDS
(Cost $1,262,115)			1,253,062

BANK LOAN: 0.8%
511,054		Diagnostic Services Holdings, Inc., 05/05/2016, 14.500% (c) (d)	511,054
TOTAL BANK LOAN
(Cost $511,054)			511,054

Number of Contracts	(100 shares per Contract)		Value
PURCHASED OPTIONS: 0.9%
Call Options: 0.5%
118		CACI International, Inc., Expiration: June 2013, Exercise Price: $57.00 (d)	41,418
550		Chesapeake Energy Corp., Expiration: January 2014, Exercise Price: $18.00	206,250
250		Compuware Corp., Expiration: May 2013, Exercise Price: $10.00	65,625
17		Equinix, Inc., Expiration: June 2013, Exercise Price: $215.00 (d)	19,601
Total Call Options			332,894

Put Options: 0.4%
70		Aetna, Inc., Expiration: July, 2013, Exercise Price: $50.00	15,750
280		Elan Corp. PLC, Expiration: May 2013, Exercise Price: $13.00	39,900
200		Lennar Corp., Expiration: May 2013, Exercise Price: $42.00	45,200
129		Liberty Global, Inc., Expiration: July 2013, Exercise Price: $75.00	65,145
145		SPDR S&P Regional Banking ETF, Expiration: June 2013, Exercise Price: $30.00	7,033
140		Verizon Communications, Inc., Expiration: July 2013, Exercise Price: $45.00	9,940
162		WhiteWave Foods Co., Expiration: July 2013, Exercise Price: $15.00	17,658
Total Put Options			200,626

TOTAL PURCHASED OPTIONS
(Cost $689,117)			533,520

Shares			Value
SHORT-TERM INVESTMENT: 14.7%
Money Market Fund: 14.7%
8,810,230		Fidelity Institutional Money Market Portfolio, 0.10% (a)	8,810,230
TOTAL SHORT-TERM INVESTMENT
(Cost $8,810,230)			8,810,230
TOTAL INVESTMENTS IN SECURITIES: 95.3%
(Cost $57,509,295)			56,962,376
Other Assets in Excess of Liabilities: 4.7%			2,801,547
TOTAL NET ASSETS: 100.0%			$59,763,923

	*	Non-income producing security.
	(a)	7-day yield as of March 31, 2013.
	(b)	Less than 0.01%
	(c)	Indicates illiquid security. Total market value for illiquid securities is $2,832,305, representing 4.7% of net assets.
	(d)	Indicates fair valued security. Total market value for fair value securities, including securities sold short, is $3,941,193, representing 6.6% of net assets.
	(e)	The Coupon rate shown on floating or adjustable rate securities represents the rate at period end.
	(f)	Restricted security that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.

SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2013 (Unaudited)
OPTIONS WRITTEN: 2.4%
Call Options: 2.3%
70	Aetna, Inc., Expiration: July 2013, Exercise Price: $50.00	21,700
450	Allscripts Healthcare Solutions, Inc., Expiration: April 2013, Exercise Price: $11.00	120,375
275	Anaren, Inc., Expiration: April 2013, Exercise Price: $17.50	57,063
158	Anaren, Inc., Expiration: April 2013, Exercise Price: $19.00 (d)	11,218
209	BMC Software, Inc., Expiration: April 2013, Exercise Price: $41.00	116,622
63	BMC Software, Inc., Expiration: May 2013, Exercise Price: $40.00	42,210
236	CACI International, Inc., Expiration June 2013, Exercise Price $61.15 (d)	36,108
220	Calgon Carbon Corp., Expiration: April 2013, Exercise Price: $17.50	18,700
550	Chesapeake Energy Corp., Expiration: January 2014, Exercise Price: $25.00	52,250
250	CommonWealth REIT, Expiration: April 2013, Exercise Price: $20.00	70,000
120	Comverse, Inc., Expiration: April 2013, Exercise Price: $28.50 (d)	12,240
167	Copart, Inc., Expiration: April 2013, Exercise Price: $30.00	72,645
504	Digital Generation, Inc., Expiration: April 2013, Exercise Price: $7.50	2,520
65	DSW, Inc., Expiration: April 2013, Exercise Price: $60.00	26,000
280	Elan Corp PLC, Expiration: May 2013, Exercise Price: $13.00	2,100
1,000	Emulex Corp., Expiration: April 2013, Exercise Price: $6.40 (d)	28,000
34	Equinix, Inc., Expiration June 2013, Exercise Price $237.00 (d)	11,322
200	Lennar Corp., Expiration: May 2013, Exercise Price: $42.00	27,400
129	Liberty Global, Inc., Expiration: July 2013, Exercise Price: $75.00	39,990
73	Murphy Oil Corp., Expiration: April 2013, Exercise Price: $55.00	62,050
74	Murphy Oil Corp., Expiration: April 2013, Exercise Price: $57.50	46,620
80	National Fuel Gas Co., Expiration: May 2013, Exercise Price: $57.50 (d)	36,960
164	Obagi Medical Products, Inc., Expiration: April 2013, Exercise Price: $15.00	78,720
380	Regis Corp., Expiration: April 2013, Exercise Price: $17.50	32,300
145	SPDR S&P Regional Banking ETF, Expiration: June 2013 Exercise Price: $30.00	32,045
160	The Brink's Co., Expiration: April 2013, Exercise Price: $25.00	52,000
570	The Western Union Co., Expiration: May 2013, Exercise Price: $13.00	119,700
140	Verizon Communications, Inc., Expiration: July 2013, Exercise Price: $45.00	59,360
60	VMware, Inc., Expiration: April 2013, Exercise Price: $72.50	37,920
162	WhiteWave Foods Co., Expiration: July 2013, Exercise Price: $15.00	34,668
Total Call Options		1,360,806

Put Options: 0.1%
120	Brookfield Asset Management, Inc., Expiration: April 2013, Exercise Price: $34.00 (d)	1,680
130	CONSOL Energy, Inc., Expiration: May 2013, Exercise Price: $31.00	8,970
60	CONSOL Energy, Inc., Expiration: May 2013, Exercise Price: $34.00	11,580
77	Hess Corp., Expiration: April 2013, Exercise Price: $65.00	1,386
350	Integrated Device Technology, Inc., Expiration: April 2013, Exercise Price: $7.00	2,625
175	Mondelez International, Inc., Expiration: April 2013, Exercise Price: $29.00	4,025
160	Noble Corp., Expiration: April 2013, Exercise Price: $34.00	1,600
270	SAIC, Inc., Expiration: May 2013, Exercise Price: $13.00	6,750
295	Tessera Technologies, Inc., Expiration: April 2013, Exercise Price: $17.00	1,475
143	Time Warner, Inc., Expiration: April 2013, Exercise Price: $52.50	1,573
Total Put Options		41,664

TOTAL OPTIONS WRITTEN		$1,402,470
(Premiums Received $1,173,827)

(d) Indicates fair valued security.  Total market value for fair value securities, including securites sold short,  is $3,941,193, representing 6.6% of net assets.

SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS at March 31, 2013 (Unaudited)

			U.S. $ Value at			U.S. $ Value at	Unrealized
Settlement Date	Currency to be Delivered		March 31, 2012	Currency to be Received		March 31, 2012	Appreciation (Depreciation)
4/22/2013	724,396	Australian Dollars	$752,806	754,205	U.S. Dollars	754,205	$1,399
			$752,806			$754,205	$1,399

QUAKER GLOBAL TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 96.3%
Airlines: 2.6%
8,700	Delta Air Lines, Inc. * (United States)	$143,637
1,220	Ryanair Holdings PLC - ADR (United States)	50,972
		194,609
Apparel: 2.1%
3,030	Adidas AG - ADR (Germany)	157,863
Auto Manufacturers: 1.8%
4,710	Bayerische Motoren Werke AG - ADR (Germany)	135,883
Banks: 4.2%
3,720	Citigroup, Inc. (United States)	164,573
5,000	Morgan Stanley (United States)	109,900
4,375	Royal Bank of Scotland Group PLC - ADR* (United Kingdom)	36,881
		311,354
Beverages: 5.3%
1,005	Anheuser-Busch InBev NV - ADR (Belgium)	100,048
890	Diageo PLC - ADR (United Kingdom)	111,998
1,555	Fomento Economico Mexicano SAB de CV - ADR (Mexico)	176,492
		388,538
Biotechnology: 8.1%
1,090	Biogen Idec, Inc. * (United States)	210,272
1,350	Celgene Corp. * (United States)	156,478
4,660	Gilead Sciences, Inc. * (United States)	228,014
		594,764
Chemicals: 4.1%
1,455	Monsanto Co. (United States)	153,692
1,780	Syngenta AG - ADR (Switzerland)	149,075
		302,767
Commercial Services: 2.2%
300	Mastercard, Inc. (United States)	162,339
Computers: 0.5%
500	Accenture PLC (Ireland)	37,985
Diversified Financial Services: 3.7%
6,205	The Charles Schwab Corp. (United States)	109,766
945	Visa, Inc. (United States)	160,499
		270,265
Electronics: 4.4%
7,185	Koninklijke Philips Electronics NV - ADR (Netherlands)	212,317
1,185	Waters Corp. * (United States)	111,283
		323,600

Food: 1.5%
2,735	Unilever NV - ADR (Netherlands)	112,135
Hand & Machine Tools: 2.1%
1,905	Stanley Black & Decker, Inc. (United States)	154,248
Insurance: 9.0%
2,120	ACE Ltd. (Switzerland)	188,617
1,770	Allied World Assurance Co. Holdings AG (Switzerland)	164,114
3,805	American International Group, Inc. * (United States)	147,710
3,110	Arch Capital Group Ltd. * (Bermuda)	163,493
		663,934
Internet: 5.5%
570	Amazon.com, Inc. * (United States)	151,899
1,690	eBay, Inc. * (United States)	91,632
207	Google, Inc.* (United States)	164,364
		407,895
Lodging: 4.2%
5,012	InterContinental Hotels Group PLC - ADR (United Kingdom)	152,465
2,740	Las Vegas Sands Corp. (United States)	154,399
		306,864
Media: 10.3%
3,440	CBS Corp. (United States)	160,614
1,900	Discovery Communications, Inc.* (United States)	149,606
4,900	News Corp. (United States)	149,548
2,530	Time Warner, Inc. (United States)	145,779
2,490	Viacom, Inc. (United States)	153,309
		758,856
Oil & Gas: 3.4%
1,710	Anadarko Petroleum Corp. (United States)	149,539
2,965	Marathon Oil Corp. (United States)	99,980
		249,519
Pharmaceuticals: 16.2%
2,250	AbbVie, Inc. (United States)	91,755
2,640	Eli Lilly & Company (United States)	149,926
3,150	GlaxoSmithKline PLC - ADR (United Kingdom)	147,766
1,415	Mead Johnson Nutrition Co. (United States)	109,592
2,275	Novartis AG - ADR (Switzerland)	162,071
570	Novo Nordisk - ADR (Denmark)	92,055
1,445	Onyx Pharmaceuticals, Inc. * (United States)	128,403
1,890	Roche Holdings, Ltd. - ADR (Switzerland)	110,754
4,030	Sanofi - ADR (France)	205,852
		1,198,174
Retail: 1.7%
5,600	Best Buy, Inc. (United States)	124,040
Software: 2.2%
2,010	SAP AG - ADR (Germany)	161,885

Telecommunications: 1.2%
4,375	Cisco Systems, Inc. (United States)	91,481
TOTAL COMMON STOCKS
(Cost $6,190,646)		7,108,998
INVESTMENT COMPANY: 1.3%
Exchange-Traded Fund: 1.3%
2,480	iShares FTSE China 25 Index Fund ETF	91,512
TOTAL INVESTMENT COMPANY
(Cost $101,839)		91,512
TOTAL INVESTMENTS IN SECURITIES: 97.6%
(Cost $6,292,485)		7,200,510
Other Assets in Excess of Liabilities: 2.4%		179,425
TOTAL NET ASSETS: 100.0%		$7,379,935

ADR -	American Depositary Receipt
*	Non-income producing security.

SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANY: 2.1%
Exchange-Traded Fund: 2.1%
2,585	iShares MSCI EAFE Index Fund	152,463

TOTAL INVESTMENT COMPANY		152,463
(Proceeds $149,914)

Country		Percent of Total Net Assets
Belgium		1.4%
Bermuda		2.2%
Denmark		1.2%
France		2.8%
Germany		6.2%
Ireland		0.5%
Mexico		2.4%
Netherlands		4.4%
Switzerland		10.5%
United Kingdom		6.1%
United States		59.9%
Other Assets in Excess of Liabilities		2.4%
		100.0%

QUAKER MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 92.1%
Apparel: 2.0%
3,985	Gildan Activewear, Inc.	$159,041
Banks: 9.2%
2,299	Comerica, Inc.	82,649
11,331	First Horizon National Corp.	121,015
27,070	Huntington Bancshares, Inc.	200,047
16,791	Keycorp	167,238
21,729	Regions Financial Corp.	177,961
		748,910
Chemicals: 5.6%
2,916	Axiall Corp.	181,259
1,704	FMC Corp.	97,179
4,286	Methanex Corp.	174,140
		452,578
Computers: 1.8%
4,253	NetApp, Inc. *	145,282
Distribution & Wholesale: 1.3%
1,086	Fossil, Inc. *	104,908
Diversified Finan Serv: 1.5%
4,194	Invesco Ltd	121,458
Electric: 4.8%
2,572	Northeast Utilities	111,779
4,307	Westar Energy, Inc.	142,906
4,413	Xcel Energy, Inc.	131,066
		385,751
Electronics: 4.7%
7,942	Jabil Circuit, Inc.	146,768
897	Waters Corp. *	84,237
3,865	Woodward, Inc.	153,673
		384,678
Food: 2.0%
6,675	Tyson Foods, Inc.	165,674
Gas: 5.7%
6,054	CenterPoint Energy, Inc.	145,054
6,073	Questar Corp.	147,756
4,456	UGI Corp.	171,066
		463,876
Hand/Machine Tools: 3.7%
3,582	Kennametal, Inc.	139,841
1,959	Regal Beloit Corp.	159,776
		299,617

Healthcare-Products: 5.8%
5,112	Hospira, Inc. *	167,827
3,346	St. Jude Medical, Inc.	135,312
2,207	Zimmer Holdings, Inc.	166,011
		469,150
Home Furnishings: 1.9%
3,509	Harman International Industries, Inc.	156,607
Insurance: 8.4%
1,721	Allied World Assurance Co. Holdings AG	159,571
4,702	Protective Life Corp.	168,332
2,596	Reinsurance Group of America, Inc.	154,903
3,290	Torchmark Corp.	196,742
		679,548
Iron & Steel Production: 1.7%
8,763	Steel Dynamics, Inc.	139,069
Leisure Time: 1.9%
6,254	WMS industries, Inc. *	157,663
Machinery-Diversified: 2.3%
3,573	AGCO Corp.	186,225
Metal Fabricate/Hardware: 2.6%
3,725	Timken Co.	210,761
Miscellaneous Manufactur: 2.2%
3,874	Trinity Inds, Inc.	175,608
Oil & Gas: 9.9%
3,137	Atwood Oceanics, Inc. *	164,818
8,281	Denbury Resources, Inc. *	154,441
2,112	Energen Corp.	109,845
2,300	Helmerich & Payne, Inc.	139,610
7,141	Ultra Petroleum Corp. *	143,534
1,844	Whiting Petroleum Corp. *	93,749
		805,997
Oil Equipment & Services: 1.8%
1,770	Oil States International, Inc. *	144,379
Pharmaceuticals: 1.7%
3,577	Forest Laboratories, Inc. *	136,069
Retail: 1.3%
2,110	Darden Restaurants, Inc.	109,045
Semiconductors: 8.3%
10,393	Applied Materials, Inc.	140,097
8,831	Marvell Technology Group Ltd.	93,432
19,693	ON Semiconductor Corp. *	163,058
6,323	Skyworks Solutions, Inc. *	139,296
8,303	Teradyne, Inc. *	134,675
		670,558
TOTAL COMMON STOCKS
(Cost $5,708,447)		7,472,452

TRUSTS & PARTNERSHIPS: 3.9%
Real Estate Investment Trusts: 3.9%
1,117		Camden Property Trust	76,715
1,160		Health Care REIT, Inc.	78,776
9,115		Host Hotels & Resorts, Inc.	159,421
			314,912
TOTAL TRUSTS & PARTNERSHIPS
(Cost $175,421)			314,912
SHORT-TERM INVESTMENT: 4.1%
Money Market Fund: 4.1%
331,085		Fidelity Institutional Money Market Portfolio, 0.10% (a)	331,085
TOTAL SHORT-TERM INVESTMENT
(Cost $331,085)			331,085
TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $6,214,953)			8,118,449
Liabilities in Excess of Other Assets: (0.1)%			(6,606)
TOTAL NET ASSETS: 100.0%			$8,111,843

	*	Non-income producing security.
	(a)	7-day yield as of March 31, 2013.

QUAKER SMALL-CAP GROWTH TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 77.0%
Apparel: 1.3%
30,000	Joe's Jeans, Inc. *	$51,000
Building Materials: 2.0%
1,600	Trex Co., Inc. *	78,688
Chemicals: 1.4%
1,800	American Vanguard Corp.	54,972
Commercial Services: 6.3%
2,800	Arbitron, Inc.	131,236
7,500	StarTek, Inc. *	43,875
7,000	TravelCenters of America LLC *	67,130
		242,241
Computers: 6.3%
18,500	Brocade Communications Systems, Inc. *	106,745
7,000	Maxwell Technologies, Inc. *	37,730
7,000	Silicon Graphics International Corp. *	96,250
		240,725
Distribution & Wholesale: 4.4%
3,300	Core-Mark Holding Co., Inc.	169,323
Diversified Financial Services: 4.0%
4,800	Ellie Mae, Inc. *	115,440
2,900	FXCM, Inc.	39,672
		155,112
Electrical Components & Equipment: 3.8%
14,000	Active Power, Inc. *	64,260
6,500	PowerSecure International, Inc. *	82,615
		146,875
Energy-Alternate Sources: 2.0%
10,000	Renewable Energy Group, Inc. *	76,900
Healthcare-Services: 2.1%
6,000	Addus HomeCare Corp. *	79,140
Insurance: 4.5%
3,000	Hilltop Holdings, Inc. *	40,470
4,800	Homeowners Choice, Inc.	130,800
		171,270
Internet: 11.1%
2,700	AOL, Inc.	103,923
6,200	Blucora, Inc. *	95,976
3,400	Kayak Software Corp.*	135,864
7,500	Overstock.com, Inc. *	92,400

			428,163
Iron/Steel: 0.4%
9,200		Sutor Technology Group, Ltd. *	14,628
Leisure Time: 3.3%
5,000		WMS Industries, Inc. *	126,050
Mining: 3.1%
60,000		Comstock Mining, Inc. *	120,600
Oil & Gas Services: 5.3%
6,000		Mitcham Industries, Inc. *	101,520
7,500		Tesco Corp. *	100,425
			201,945
Pharmaceuticals: 5.6%
67,000		Lifevantage Corp. *	157,450
16,000		SIGA Technologies, Inc. *	57,280
			214,730
Semiconductors: 4.1%
10,000		Exar Corp. *	105,000
16,000		Mindspeed Technologies, Inc. *	53,280
			158,280
Software: 3.9%
2,600		Pegasystems, Inc.	73,008
38,000		Velti PLC *	75,240
			148,248
Telecommunications: 2.1%
21,000		AudioCodes Ltd. *	79,800
TOTAL COMMON STOCKS
(Cost $3,054,056)			2,958,690
INVESTMENT COMPANIES: 10.1%
Exchange-Traded Funds: 10.1%
21,000		Direxion Daily Small Cap Bear 3X Shares *	194,040
8,400		ProShares UltraPro Short Russell 2000 *	194,124
			388,164
TOTAL INVESTMENT COMPANIES
(Cost $600,147)			388,164
SHORT-TERM INVESTMENT: 4.9%
Money Market Fund: 4.9%
189,063		Fidelity Institutional Money Market Portfolio, 0.10% (a)	189,063
TOTAL SHORT-TERM INVESTMENT
(Cost $189,063)			189,063
TOTAL INVESTMENTS IN SECURITIES: 92.0%
(Cost $3,843,266)			3,535,917
Other Assets in Excess of Liabilities: 8.0%			307,867
TOTAL NET ASSETS: 100.0%			$3,843,784

	*	Non-income producing security.
	(a)	7-day yield as of March 31, 2013.

QUAKER SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 94.8%
Aerospace & Defense: 1.7%
7,300	AAR Corp.	$134,247
5,700	Alliant Techsystems, Inc.	412,851
		547,098
Airlines: 1.2%
6,100	Alaska Air Group, Inc. *	390,156
Apparel: 0.6%
4,600	Gildan Activewear, Inc.	183,586
Auto Manufacturers: 1.2%
9,100	Oshkosh Corp. *	386,659
Auto Parts & Equipment: 1.3%
4,900	Cooper Tire & Rubber Co.	125,734
2,900	Lear Corp.	159,123
4,600	Standard Motor Products, Inc.	127,512
		412,369
Banks: 7.6%
4,200	Banner Corp.	133,686
24,800	CapitalSource Inc.	238,576
18,700	Cardinal Financial Corp.	339,966
7,400	East West Bancorp, Inc.	189,958
9,600	Hanmi Financial Corp. *	153,600
60,200	Huntington Bancshares, Inc.	444,878
5,400	SVB Financial Group *	383,076
19,900	Umpqua Holdings Corp.	263,874
48,700	Wilshire Bancorp, Inc. *	330,186
		2,477,800
Beverages: 0.5%
2,800	Green Mountain Coffee Roasters, Inc. *	158,928
Biotechnology: 4.1%
2,900	Cubist Pharmaceuticals, Inc. *	135,778
14,300	Myriad Genetics, Inc. *	363,220
56,900	PDL BioPharma, Inc.	415,939
7,100	United Therapeutics Corp. *	432,177
		1,347,114
Building Materials: 1.4%
2,700	Lennox International, Inc.	171,423
13,800	Louisiana-Pacific Corp. *	298,080
		469,503

Chemicals: 1.5%
11,200	A. Schulman, Inc.	353,472
3,600	Minerals Technologies, Inc.	149,436
		502,908
Commercial Services: 5.3%
9,300	Aaron's, Inc.	266,724
6,300	Capella Education Co. *	196,182
2,000	Chemed Corp.	159,960
5,400	Consolidated Graphics, Inc. *	211,140
6,800	CoreLogic, Inc. *	175,848
5,700	H&R Block, Inc.	167,694
9,300	Medifast, Inc. *	213,156
23,600	Monster Worldwide, Inc. *	119,652
5,400	PAREXEL International Corp. *	213,354
		1,723,710
Computers: 4.6%
2,300	CACI International, Inc. *	133,101
3,000	Computer Sciences Corp.	147,690
5,600	j2 Global, Inc.	219,576
5,700	Manhattan Associates, Inc. *	423,453
7,900	NetScout Systems, Inc. *	194,103
16,200	Unisys Corp. *	368,550
		1,486,473
Distribution & Wholesale: 0.8%
5,100	Core-Mark Holding Co., Inc.	261,681
Distribution/Wholesale: 0.4%
6,800	Ingram Micro, Inc. *	133,824
Diversified Financial Services: 5.0%
15,700	AerCap Holdings N.V. *	242,565
10,100	Aircastle Ltd.	138,168
11,800	CBOE Holdings, Inc.	435,892
3,300	MarketAxess Holdings, Inc.	123,090
20,900	NetSpend Holdings, Inc. *	332,101
6,000	Piper Jaffray Companies *	205,800
1,200	Portfolio Recovery Associates, Inc. *	152,304
		1,629,920
Electric: 3.5%
10,800	El Paso Electric Co.	363,420
19,500	NV Energy, Inc.	390,585
2,600	Pinnacle West Capital Corp.	150,514
8,000	Portland General Electric Co.	242,640
		1,147,159
Electrical Components & Equipment: 0.6%
10,400	Advanced Energy Industries, Inc. *	190,320
Electronics: 0.5%
12,300	Vishay Intertechnology, Inc. *	167,403

Engineering & Construction: 4.6%
4,500	AECOM Technology Corp. *	147,600
11,400	EMCOR Group, Inc.	483,246
8,600	MasTec, Inc. *	250,690
8,000	MYR Group, Inc. *	196,480
7,600	Tutor Perini Corp. *	146,680
6,000	URS Corp.	284,460
		1,509,156
Entertainment: 1.5%
7,400	Marriott Vacations Worldwide Corp. *	317,534
8,000	Multimedia Games Holding Company, Inc. *	166,960
		484,494
Food: 1.6%
3,800	The Hillshire Brands Co.	133,570
1,800	Ingredion, Inc.	130,176
3,200	J&J Snack Foods Corp.	246,048
		509,794
Forest Products & Paper: 2.9%
39,100	Boise, Inc.	338,606
2,100	Domtar Corp.	163,002
7,600	P. H. Glatfelter Co.	177,688
8,700	Resolute Forest Products, Inc. *	140,766
3,400	Schweitzer-Mauduit International, Inc.	131,682
		951,744
Healthcare-Products: 0.4%
3,600	Thoratec Corp. *	135,000
Healthcare-Services: 3.6%
11,200	Amedisys, Inc. *	124,544
4,700	Bio-Reference Laboratories, Inc. *	122,106
3,300	Community Health Systems, Inc.	156,387
3,000	Covance, Inc. *	222,960
8,800	Gentiva Health Services, Inc. *	95,216
11,500	Health Management Associates, Inc. *	148,005
4,400	ICON PLC *	142,076
3,200	Magellan Health Services, Inc. *	152,224
		1,163,518
Home Builders: 0.4%
3,300	The Ryland Group, Inc.	137,346
Housewares: 1.8%
5,300	Newell Rubbermaid, Inc.	138,330
3,600	Toro Co.	165,744
3,600	Tupperware Brands Corp.	294,264
		598,338

Insurance: 4.2%
2,300	Allied World Assurance Co. Holdings AG	213,256
5,900	Assurant, Inc.	265,559
2,900	Everest Re Group, Ltd.	376,594
4,000	RenaissanceRe Holdings, Ltd.	367,960
5,000	Unum Group	141,250
		1,364,619
Internet: 2.9%
3,900	Blue Nile, Inc. *	134,355
13,200	Dice Holdings, Inc. *	133,716
56,300	United Online, Inc.	339,489
11,200	ValueClick, Inc. *	330,960
		938,520
Machinery-Diversified: 1.6%
3,700	AGCO Corp.	192,844
11,900	Altra Holdings, Inc.	323,918
		516,762
Media: 0.5%
14,100	CTC Media, Inc.	166,239
Miscellaneous Manufactur: 1.3%
13,000	Smith & Wesson Holding Corp. *	117,000
6,200	Sturm, Ruger & Company, Inc.	314,526
		431,526
Oil & Gas Services: 0.8%
14,600	Newpark Resources, Inc. *	135,488
8,700	RPC, Inc.	131,979
		267,467
Oil & Gas: 5.6%
7,100	Alon USA Energy, Inc.	135,255
3,200	Delek US Holdings, Inc.	126,272
7,300	EPL Oil & Gas, Inc. *	195,713
2,000	Helmerich & Payne, Inc.	121,400
7,400	HollyFrontier Corp.	380,730
10,800	Patterson-UTI Energy, Inc.	257,472
37,400	VAALCO Energy, Inc. *	283,866
8,600	Western Refining, Inc.	304,526
		1,805,234
Packaging & Containers: 0.9%
6,300	Packaging Corp. of America	282,681
Pharmaceuticals: 2.7%
15,400	PharMerica Corp. *	215,600
3,900	Questcor Pharmaceuticals, Inc.	126,906
27,900	SciClone Pharmaceuticals, Inc. *	128,340
3,900	USANA Health Sciences, Inc. *	188,487
15,200	Warner Chilcott PLC	205,960
		865,293
Private Equity: 0.5%
11,000	American Capital, Ltd. *	160,545

Real Estate: 1.2%
3,900	Jones Lang LaSalle, Inc.	387,699
Retail: 4.0%
6,400	American Eagle Outfitters, Inc.	119,680
5,300	Destination Maternity Corp.	124,020
2,900	Dillard's, Inc.	227,795
11,700	GameStop Corp.	327,249
24,700	PetMed Express, Inc.	331,350
6,500	Stage Stores, Inc.	168,220
		1,298,314
Savings & Loans: 1.1%
21,400	Washington Federal, Inc.	374,500
Semiconductors: 1.7%
7,000	First Solar, Inc. *	188,720
19,600	Kulicke & Soffa Industries, Inc. *	226,576
19,400	PMC-Sierra, Inc. *	131,726
		547,022
Shipbuilding: 0.8%
5,000	Huntington Ingalls Industries, Inc.	266,650
Software: 1.5%
5,900	Aspen Technology, Inc. *	190,511
6,500	CSG Systems International, Inc. *	137,735
2,600	Solera Holdings, Inc.	151,658
		479,904
Telecommunications: 3.4%
10,100	Amdocs Ltd.	366,125
17,200	Arris Group, Inc. *	295,324
33,900	Cbeyond, Inc. *	251,877
4,000	NeuStar, Inc.*	186,120
		1,099,446
Textiles: 1.1%
3,900	UniFirst Corp.	352,950
Transportation: 0.4%
2,300	Ryder System, Inc.	137,425
TOTAL COMMON STOCKS
(Cost $26,620,551)		30,848,797

TRUSTS & PARTNERSHIPS: 4.2%
Real Estate Investment Trusts: 4.2%
5,100	Agree Realty Corp.	153,510
10,800	Ashford Hospitality Trust, Inc.	133,488
9,700	BioMed Realty Trust, Inc.	209,520
11,300	Brandywine Realty Trust	167,805
8,900	CoreSite Realty Corp.	311,322
5,200	Taubman Centers, Inc.	403,832
		1,379,477

TOTAL TRUSTS & PARTNERSHIPS
(Cost $1,222,543)		1,379,477

SHORT-TERM INVESTMENT: 1.2%
Money Market Fund: 1.2%
376,420	Fidelity Institutional Money Market Portfolio, 0.10% (a)	376,420
TOTAL SHORT-TERM INVESTMENT
(Cost $376,420)	376,420

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $28,219,514)	32,604,694
Liabilities in Excess of Other Assets: (0.2)%	(55,067)
TOTAL NET ASSETS: 100.0%	$32,549,627

*	Non-income producing security.
(a)	7-day yield as of March 31, 2013.

QUAKER STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 96.2%
Airlines: 3.4%
189,700	Delta Air Lines, Inc. *	$3,131,947
139,320	US Airways Group, Inc. *	2,364,260
		5,496,207
Apparel: 1.7%
52,080	Adidas AG - ADR	2,713,368
Banks: 4.9%
95,330	Bank of America Corp.	1,161,119
81,605	Citigroup, Inc.	3,610,205
143,770	Morgan Stanley	3,160,065
		7,931,389
Beverages: 2.8%
20,895	Anheuser-Busch InBev NV - ADR	2,080,097
19,440	Diageo PLC - ADR	2,446,330
		4,526,427
Biotechnology: 10.4%
27,130	Biogen Idec, Inc. *	5,233,648
32,610	Celgene Corp. *	3,779,825
101,555	Gilead Sciences, Inc. *	4,969,086
51,415	Vertex Pharmaceuticals, Inc. *	2,826,797
		16,809,356
Chemicals: 2.1%
31,710	Monsanto Co.	3,349,527
Commercial Services: 3.6%
6,175	Mastercard, Inc.	3,341,478
40,240	Verisk Analytics, Inc.*	2,479,991
		5,821,469
Computers: 0.5%
10,910	Accenture PLC	828,833
Diversified Financial Services: 3.6%
135,915	The Charles Schwab Corp.	2,404,337
20,280	Visa, Inc.	3,444,355
		5,848,692
Electronics: 1.5%
25,745	Waters Corp. *	2,417,713
Food: 3.1%
84,985	Mondelez International, Inc.	2,601,391
59,580	Unilever NV - ADR	2,442,780
		5,044,171

Hand & Machine Tools: 2.3%
46,135	Stanley Black & Decker, Inc.	3,735,551
Healthcare-Services: 1.3%
33,305	Cigna Corporation	2,077,233
Insurance: 11.8%
43,320	ACE Ltd.	3,854,181
35,550	Allied World Assurance Co. Holdings AG	3,296,196
106,150	American International Group, Inc. *	4,120,743
64,160	Arch Capital Group Ltd. *	3,372,891
77,960	Hartford Financial Services Group, Inc.	2,011,368
63,888	Marsh & McLennan Cos., Inc.	2,425,827
		19,081,206
Internet: 6.0%
12,520	Amazon.com, Inc. *	3,336,455
50,735	eBay, Inc. *	2,750,851
4,525	Google, Inc.*	3,592,986
		9,680,292
Lodging: 2.1%
59,564	Las Vegas Sands Corp.	3,356,431
Media: 11.9%
71,910	CBS Corp.	3,357,478
47,700	Comcast Corp.	2,003,877
41,130	Discovery Communications, Inc.*	3,238,576
105,770	News Corp.	3,228,100
72,880	Time Warner, Inc.	4,199,346
51,790	Viacom, Inc.	3,188,710
		19,216,087
Oil & Gas: 3.7%
37,265	Anadarko Petroleum Corp.	3,258,825
81,660	Marathon Oil Corp.	2,753,575
		6,012,400
Pharmaceuticals: 13.6%
49,510	AbbVie, Inc.	2,019,018
58,345	Eli Lilly & Company	3,313,413
34,370	GlaxoSmithKline PLC - ADR	1,612,297
31,140	Mead Johnson Nutrition Co.	2,411,793
45,825	Novartis AG - ADR	3,264,573
12,425	Novo Nordisk - ADR	2,006,638
31,675	Onyx Pharmaceuticals, Inc. *	2,814,640
88,430	Sanofi - ADR	4,517,004
		21,959,376
Retail: 4.7%
121,875	Best Buy, Inc.	2,699,531
43,425	Dunkin Brands Group, Inc.	1,601,514
126,874	Staples, Inc.	1,703,918
34,700	Walgreen Co.	1,654,496
		7,659,459

Telecommunications: 1.2%
96,300		Cisco Systems, Inc.	2,013,633
TOTAL COMMON STOCKS
(Cost $132,348,119)			155,578,820
SHORT-TERM INVESTMENTS: 3.6%
Money Market Funds: 3.6%
5,897,729		Fidelity Institutional Money Market Portfolio, 0.10% (a)	5,897,729
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,897,729)			5,897,729
TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $138,245,848)			161,476,549
Other Assets in Excess of Liabilities: 0.2%			325,584
TOTAL NET ASSETS: 100.0%			$161,802,133

	ADR -	American Depositary Receipt
	*	Non-income producing security.
	(a)	7-day yield as of March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 for the Quaker Funds were as follows+:

				Net Unrealized
		Gross	Gross	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Akros Absolute Return	3,187,678	492,779	(978,290)	(485,511)
Event Arbitrage	60,356,471	544,798	(3,938,893)	(3,394,095)
Global Tactical Allocation	6,800,916	939,694	(540,100)	399,594
Mid-Cap Value	6,405,140	1,992,254	(278,945)	1,713,309
Small-Cap Growth Tactical Allocation	3,686,170	353,184	(503,437)	(150,253)
Small-Cap Value	29,643,689	4,546,411	(1,585,406)	2,961,005
Strategic Growth	138,627,429	23,502,303	(653,183)	22,849,120

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Quaker Funds' previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)
The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Funds' investments as of March 31, 2013. See schedule of investments for industry breakout.

QUAKER AKROS ABSOLUTE RETURN FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$800,122	$-	$103,728	$903,850
Preferred Stocks	-	-	112,500	112,500
Private Placements	-	-	18,770	18,770
Exchange Traded Fund	59,760	-	-	59,760
Warrant	-	-	75,529	75,529
Purchased Options	524	30	-	554
Corporate Bonds	-	7,000	-	7,000
U.S. Treasury Obligations	-	747,209	-	747,209
Short-Term Investment	776,995	-	-	776,995
Total Investments in Securities	$1,637,401	$754,239	$310,527	$2,702,167
Common Stocks sold short	$973,055	$-	$-	$973,055
Investment Companies Sold Short	530,278	-	-	530,278
Written Options	4,927	1,910	-	6,837
Total Investments in Securities sold short	$1,508,260	$1,910	$-	$1,510,170

QUAKER EVENT ARBITRAGE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$33,303,092	$246,713	$2,180,108	$35,729,913
Preferred Stocks	285,500	-	1,086,541	1,372,041
Convertible Preferred Stocks	20	-	-	20
Real Estate Investment Trust	1,054,680	-	-	1,054,680
Asset Backed Securities	-	5,311,449	240,000	5,551,449
Mortgage Backed Securities	-	459,152	-	459,152
Corporate Bonds	-	1,687,255	-	1,687,255
Convertible Bonds	-	1,253,062	-	1,253,062
Bank Loan	-	-	511,054	511,054
Purchased Options	294,798	177,703	61,019	533,520
Short-Term Investment	8,810,230	-	-	8,810,230
Total Investments in Securities	$43,748,320	$9,135,334	$4,078,722	$56,962,376
Written Options	$356,712	$908,230	$137,528	$1,402,470
Forward Currency Exchange Contract	$752,806	-	-	$752,806
Total Investments in Securities sold short	$1,109,518	$908,230	$137,528	$2,511,988

QUAKER GLOBAL TACTICAL ALLOCATION FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$7,108,998	$-	$-	$7,108,998
Investment Company	91,512	-	-	91,512
Total Investments in Securities	$7,200,510	$-	$-	$7,200,510
Investment Company - Sold short	$152,463	$-	$-	$152,463
Total Investments in Securities sold short	$152,463	$-	$-	$152,463

QUAKER MID-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$7,472,452	$-	$-	$7,472,452
Trust & Partnership	314,912	-	-	314,912
Short-Term Investment	331,085	-	-	331,085
Total Investments in Securities	$8,118,449	$-	$-	$8,118,449

QUAKER SMALL-CAP GROWTH TACTICAL ALLOCATION FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,958,690	$-	$-	$2,958,690
Investment Company	388,164	-	-	388,164
Short-Term Investment	189,063	-	-	189,063
Total Investments in Securities	$3,535,917	$-	$-	$3,535,917

QUAKER SMALL-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$30,848,797	$-	$-	$30,848,797
Trusts & Partnerships	1,379,477	-		1,379,477
Short-Term Investment	376,420	-	-	376,420
Total Investments in Securities	$32,604,694	$-	$-	$32,604,694

QUAKER STRATEGIC GROWTH FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$155,578,820	$-	$-	$155,578,820
Short-Term Investment	5,897,729	-	-	5,897,729
Total Investments in Securities	$161,476,549	$-	$-	$161,476,549

Level 3 Reconciliation
The following is a reconciliation of Akros Absolute Return's and Event Arbitrage's Level 3 investments for which significant unobservable inputs were used in determining value.  See schedule of investments for industry breakout:

QUAKER AKROS ABSOLUTE RETURN FUND
					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Transfers out	Balnce as of
	June 30, 2012	Purchases	Sales	gain (loss)	(deprecciation)	premiums	to Level 3	of Level 3	3/31/2013
Common Stocks	$ 170,270	$ -	$(115,447)	$(2,432)	$51,337	$-	$ -	$ -	$ 103,728
Preferred Stock	105,000	-	-	-	7,500	-	-	-	112,500
Private Placement	18,770	-	-	-	-	-	-	-	18,770
Warrant	26	75,529	-	-	(26)	-	-	-	75,529
	$ 294,066	$ 75,529	$(115,447)	$(2,432)	$58,811	$-	$ -	$ -	$ 310,527

QUAKER EVENT ARBITRAGE FUND
					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Transfers out	Balnce as of
	June 30, 2012	Purchases	Sales	gain (loss)	(deprecciation)	premiums	to Level 3	of Level 3	3/31/2013
Common Stocks	$ 1,644,674	$ 1,227,417	$(735,000)	$-	$43,017	$-	$ -	$ -	$ 2,180,108
Corporate Bonds	-	500,000	-	-	-	-	-	(500,000)	-
Rights	-	-	(7,500)	(7,500)	-	-	-	-	-
Perferred Stock	613,400	430,010	-	-	43,131	-	-	-	1,086,541
Asset Backed Securities	102,111	-	-	-	137,889	-	-	-	240,000
Bank Loan	511,054	-	-	-	-	-	-	-	511,054
Purchased Options	-	81,048	-	-	(20,029)	-	-	-	61,019
	$ 2,871,239	$ 2,238,475	$(742,500)	$(7,500)	$204,008	$-	$ -	$ (500,000)	$ 4,078,722
Written Options	$ -	$ 470,313	$-	$-	$(332,785)	$-	$ -	$ -	$ 137,528
	$ -	$ 470,313	$-	$-	$(332,785)	$-	$ -	$ -	$ 137,528

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)    /s/ Jeffry H. King, Sr.
    Jeffry H. King, Sr.,
    Chief Executive Officer

Date  May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jeffry H. King, Sr.
                                                                 Jeffry H. King, Sr.,
                                                                 Chief Executive Officer

Date  May 29, 2013

By (Signature and Title)  /s/ Laurie Keyes
  Laurie Keyes,
                                  Treasurer

Date  May 29, 2013

* Print the name and title of each signing officer under his or her signature.